Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of Restricted Common Stock Awards
A summary of the restricted common stock awards, on an
as-converted
basis based on the final conversion rate, is as follows:

Number of Unvested Shares
Balance at February 27, 2020 (inception)	—
Issued shares	9,843,286
Forfeited shares	(187,237)

Balance at December 31, 2020	9,656,049
Issued shares	105,585
Vested shares	(4,148,171)

Balance at December 31, 2021	5,613,463